Intangible Assets, Net - Components of Intangible Assets (Details) - Production license	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Intangible Assets, Net
Production license at cost	$ 4,148,765	¥ 28,779,986	¥ 28,779,986
Accumulated amortization	$ (4,148,765)	¥ (28,779,986)	(26,783,701)
Total			¥ 1,996,285